LONG-TERM DEBT - Schedule of Components of Long-Term Notes Payable (Detail) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Debt Instrument [Line Items]
Total	$ 0	$ 19,249
Nogin Inc [Member]
Debt Instrument [Line Items]
Long-Term Debt		20,950
Less: Unamortized Exit Fee payment		(884)
Less: Unamortized warrant discount		(678)
Less: Unamortized debt issuance costs		(139)
Total		19,249
Nogin Inc [Member] | First Tranche Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt		10,000
Nogin Inc [Member] | Second Tranche Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt		5,000
Nogin Inc [Member] | Third Tranche Notes [Member]
Debt Instrument [Line Items]
Long-Term Debt		5,000
Nogin Inc [Member] | First Tranche Notes Exit Fee [Member]
Debt Instrument [Line Items]
Long-Term Debt		600
Nogin Inc [Member] | Second Tranche Notes Exit Fee [Member]
Debt Instrument [Line Items]
Long-Term Debt		300
Nogin Inc [Member] | Third Tranche Notes Exit Fee [Member]
Debt Instrument [Line Items]
Long-Term Debt		$ 50